Loans (Details) - Schedule of principal balance outstanding in past due loans - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Residential real estate:
Total Past Due	$ 4,278	$ 6,542
Loans Not Past Due	295,246	280,833
Total	299,524	287,375
Unsecured [Member]
Residential real estate:
Total Past Due	4
Loans Not Past Due	549	675
Total	553	675
Automobile [Member]
Residential real estate:
Total Past Due
Loans Not Past Due	75	67
Total	75	67
One-to four-family [Member]
Residential real estate:
Total Past Due	3,730	5,216
Loans Not Past Due	220,395	217,273
Total	224,125	222,489
Multi-family [Member]
Residential real estate:
Total Past Due
Loans Not Past Due	19,781	12,373
Total	19,781	12,373
Construction [Member]
Residential real estate:
Total Past Due	80	255
Loans Not Past Due	5,353	3,790
Total	5,433	4,045
Land [Member]
Residential real estate:
Total Past Due
Loans Not Past Due	1,308	765
Total	1,308	765
Farm [Member]
Residential real estate:
Total Past Due	101	416
Loans Not Past Due	2,133	1,938
Total	2,234	2,354
Nonresidential real estate [Member]
Residential real estate:
Total Past Due	241	310
Loans Not Past Due	35,251	33,193
Total	35,492	33,503
Commercial and industrial [Member]
Residential real estate:
Total Past Due	6
Loans Not Past Due	2,253	2,214
Total	2,259	2,214
Loans on deposits [Member]
Residential real estate:
Total Past Due
Loans Not Past Due	1,129	1,245
Total	1,129	1,245
Home equity [Member]
Residential real estate:
Total Past Due	116	345
Loans Not Past Due	7,019	7,300
Total	7,135	7,645
30-89 Days Past Due [Member]
Residential real estate:
Total Past Due	2,699	3,157
30-89 Days Past Due [Member] | Unsecured [Member]
Residential real estate:
Total Past Due	4
30-89 Days Past Due [Member] | Automobile [Member]
Residential real estate:
Total Past Due
30-89 Days Past Due [Member] | One-to four-family [Member]
Residential real estate:
Total Past Due	2,392	2,546
30-89 Days Past Due [Member] | Multi-family [Member]
Residential real estate:
Total Past Due
30-89 Days Past Due [Member] | Construction [Member]
Residential real estate:
Total Past Due	80	192
30-89 Days Past Due [Member] | Land [Member]
Residential real estate:
Total Past Due
30-89 Days Past Due [Member] | Farm [Member]
Residential real estate:
Total Past Due	101	107
30-89 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate:
Total Past Due		57
30-89 Days Past Due [Member] | Commercial and industrial [Member]
Residential real estate:
Total Past Due	6
30-89 Days Past Due [Member] | Loans on deposits [Member]
Residential real estate:
Total Past Due
30-89 Days Past Due [Member] | Home equity [Member]
Residential real estate:
Total Past Due	116	255
Greater than 90 Days Past Due [Member]
Residential real estate:
Total Past Due	1,579	3,385
Greater than 90 Days Past Due [Member] | Unsecured [Member]
Residential real estate:
Total Past Due
Greater than 90 Days Past Due [Member] | Automobile [Member]
Residential real estate:
Total Past Due
Greater than 90 Days Past Due [Member] | One-to four-family [Member]
Residential real estate:
Total Past Due	1,338	2,670
Greater than 90 Days Past Due [Member] | Multi-family [Member]
Residential real estate:
Total Past Due
Greater than 90 Days Past Due [Member] | Construction [Member]
Residential real estate:
Total Past Due		63
Greater than 90 Days Past Due [Member] | Land [Member]
Residential real estate:
Total Past Due
Greater than 90 Days Past Due [Member] | Farm [Member]
Residential real estate:
Total Past Due		309
Greater than 90 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate:
Total Past Due	241	253
Greater than 90 Days Past Due [Member] | Commercial and industrial [Member]
Residential real estate:
Total Past Due
Greater than 90 Days Past Due [Member] | Loans on deposits [Member]
Residential real estate:
Total Past Due
Greater than 90 Days Past Due [Member] | Home equity [Member]
Residential real estate:
Total Past Due		$ 90